UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Snyder Capital Management, L.P.

Address:   One Market Plaza, Steuart Tower, Suite 1200
           San Francisco, CA  94105


Form 13F File Number: 028-06636


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sonja Commer
Title:  Chief Compliance Officer
Phone:  415-392-3900

Signature,  Place,  and  Date  of  Signing:

/s/ Sonja Commer                   San Francisco, CA                  11/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              81

Form 13F Information Table Value Total:  $    1,491,095
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Abovenet, Inc.                 COM            00374N107    14849   277025 SH       DEFINED              1085  240275  35665
Adobe Systems                  COM            00724F101      595    24620 SH       DEFINED               370   24250      0
Advance Auto Parts Inc.        COM            00751Y106     3115    53608 SH       DEFINED              5100   48508      0
Air Lease Corp                 COM            00912X302     2751   143275 SH       DEFINED             12700  130575      0
Alpha Natural Resources Inc.   COM            02076X102     7535   425950 SH       DEFINED              8155  374805  42990
American Reprographics Co.     COM            029263100     5975  1778261 SH       DEFINED              7000 1550361 220900
Ametek Inc.                    COM            031100100     7482   226932 SH       DEFINED             19978  206954      0
Amphenol Corp. Cl A            COM            032095101    13347   327381 SH       DEFINED             22407  304974      0
Anheuser Busch Inbev Spn ADR   COM            03524A108      914    17259 SH       DEFINED               257   17002      0
Ann Inc.                       COM            035623107    31705  1388153 SH       DEFINED             24123 1226005 138025
Ascena Retail Group Inc        COM            04351G101    39450  1457344 SH       DEFINED              5600 1269694 182050
Atlas Air Worldwide Holdings,  COM            049164205    32427   974091 SH       DEFINED             16330  864151  93610
Brookfield Asset Management -  COM            112585104     9874   358418 SH       DEFINED             22431  335987      0
CEC Entertainment, Inc.        COM            125137109     9259   325224 SH       DEFINED              1400  278649  45175
CR Bard Inc.                   COM            067383109     5067    57885 SH       DEFINED              5288   52597      0
Cabot Corp.                    COM            127055101    26589  1072999 SH       DEFINED             16576  938298 118125
Cabot Microelectronics         COM            12709P103    36093  1049513 SH       DEFINED             17644  929322 102547
Cambrex Corp.                  COM            132011107     7185  1425638 SH       DEFINED              5100 1241338 179200
CapLease, Inc.                 COM            140288101     7920  2193924 SH       DEFINED              9200 1911124 273600
Carter's Inc.                  COM            146229109    14837   485810 SH       DEFINED              2160  419760  63890
Clean Harbors Inc.             COM            184496107    86080  1677973 SH       DEFINED             35509 1490734 151730
Cognex Corp                    COM            192422103    14130   521389 SH       DEFINED              2075  454664  64650
Comstock Resources Inc.        COM            205768203     7548   488215 SH       DEFINED              1725  424190  62300
Copart Inc.                    COM            217204106    55223  1411627 SH       DEFINED             22872 1251185 137570
Corn Products Intl Inc         COM            219023108    43040  1096852 SH       DEFINED             16675  955337 124840
Covanta Holding Corp           COM            22282E102     9397   618605 SH       DEFINED             49467  569138      0
Curtiss-Wright Corp            COM            231561101    38970  1351733 SH       DEFINED             25432 1201151 125150
Devon Energy Corp.             COM            25179M103      598    10778 SH       DEFINED               163   10615      0
Drew Industries                COM            26168L205     6749   337781 SH       DEFINED              1200  301056  35525
Dun & Bradstreet               COM            26483E100     8351   136321 SH       DEFINED              9118  127203      0
Entegris Inc.                  COM            29362U104    16581  2598925 SH       DEFINED             11400 2273375 314150
Esterline Technologies Corp    COM            297425100    27026   521327 SH       DEFINED              2104  457273  61950
FTI Consulting                 COM            302941109    51776  1406575 SH       DEFINED             25530 1252520 128525
Graco Inc.                     COM            384109104    29563   865941 SH       DEFINED             14979  754756  96206
Haemonetics Corp.              COM            405024100    36431   622960 SH       DEFINED             12435  551340  59185
Heico Corp - Class A           COM            422806208    32234   957643 SH       DEFINED              3749  835660 118234
Henry Schein, Inc.             COM            806407102     9457   152505 SH       DEFINED             12261  140244      0
Hospira Inc.                   COM            441060100     5647   152630 SH       DEFINED             14150  138480      0
Hyperdynamics Corp             COM            448954107     4926  1331230 SH       DEFINED              5300 1153630 172300
IDEX Corp.                     COM            45167R104    37449  1201845 SH       DEFINED             24402 1055593 121850
Intrepid Potash Inc.           COM            46121Y102    24155   971237 SH       DEFINED              3700  850112 117425
Iron Mountain Inc.             COM            462846106    14340   453522 SH       DEFINED             29748  423774      0
Kaman Corp                     COM            483548103    19317   693625 SH       DEFINED              2900  647825  42900
Kar Auction Services Inc.      COM            48238T109    27195  2245686 SH       DEFINED              8650 1972661 264375
Kaydon Corp                    COM            486587108    11412   397914 SH       DEFINED              1550  344764  51600
Kennametal Inc.                COM            489170100    28133   859293 SH       DEFINED             13473  750832  94988
Laboratory Corporation of Amer COM            50540R409     6013    76070 SH       DEFINED              6445   69625      0
Linear Technology Corp.        COM            535678106     9443   341534 SH       DEFINED             22273  319261      0
Lowe's Cos Inc.                COM            548661107      710    36712 SH       DEFINED               547   36165      0
MDC Holding Inc.               COM            552676108     5678   335190 SH       DEFINED              1300  291740  42150
Markel Corp.                   COM            570535104     8416    23567 SH       DEFINED              2020   21547      0
MasterCard, Inc. CL-A          COM            57636Q104      976     3076 SH       DEFINED                46    3030      0
Mid-America Apartment Communit COM            59522J103    19767   328247 SH       DEFINED              1325  284492  42430
Nabors Industries Ltd          COM            G6359F103     3080   251230 SH       DEFINED             21666  229564      0
Nordson Corp.                  COM            655663102     2922    73530 SH       DEFINED              6950   66580      0
O'Reilly Automotive Inc.       COM            67103H107    12714   190816 SH       DEFINED             13725  177091      0
Orthofix International NV      COM            N6748L102    27660   801515 SH       DEFINED              3115  702850  95550
Pall Corporation               COM            696429307    10765   253885 SH       DEFINED             18784  235101      0
Patterson-UTI Energy Inc.      COM            703481101    18125  1045244 SH       DEFINED             19296  920843 105105
Petroleum Development Corp     COM            716578109     4313   222425 SH       DEFINED               850  193900  27675


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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- --------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ----- ------- ------
Power Integrations Inc.        COM            739276103    27769   907198 SH       DEFINED              3450  791190 112558
Precision Castparts Corp       COM            740189105     8166    52530 SH       DEFINED              3264   49266      0
RBC Bearings Inc.              COM            75524B104    31448   925204 SH       DEFINED              3525  805984 115695
Ritchie Brothers Auctioneers   COM            767744105    12593   623720 SH       DEFINED              2400  540120  81200
Rockwell Collins Inc.          COM            774341101     9837   186450 SH       DEFINED             13209  173241      0
SandRidge Energy Inc.          COM            80007P307    10051  1807683 SH       DEFINED             39400 1605397 162886
Semtech Corp.                  COM            816850101    29643  1404896 SH       DEFINED              5125 1224471 175300
Simpson Manufacturing          COM            829073105    50718  2034423 SH       DEFINED             38634 1806914 188875
TD Ameritrade Holding Corp.    COM            87236Y108     6547   445228 SH       DEFINED             28098  417130      0
TJX Companies                  COM            872540109      750    13519 SH       DEFINED               201   13318      0
Techne Corp                    COM            878377100    10516   154620 SH       DEFINED             10359  144261      0
Teledyne Inc.                  COM            879360105    23551   482005 SH       DEFINED              2100  450180  29725
Teva Pharmaceutical Industries COM            881624209      626    16818 SH       DEFINED               253   16565      0
Thor Industries, Inc.          COM            885160101    28737  1297387 SH       DEFINED             17375 1136462 143550
UGI Corp.                      COM            902681105    36705  1397225 SH       DEFINED             18639 1238986 139600
United Stationers Inc          COM            913004107    18859   692841 SH       DEFINED             15368  611351  66122
Visa Inc-Class A Shares        COM            92826C839      932    10878 SH       DEFINED               163   10715      0
Warnaco Group                  COM            934390402    26701   579327 SH       DEFINED              2340  504648  72339
Waste Connections Inc.         COM            941053100    64727  1913864 SH       DEFINED             34135 1694005 185724
West Pharmaceutical Services I COM            955306105    11723   315982 SH       DEFINED              1314  273068  41600
Woodward Inc.                  COM            980745103    27217   993320 SH       DEFINED             12756  876409 104155


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